Segment Information - Schedule of Non-Current Assets Other than Financial Instruments and Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Geographical information
Non-current assets	$ 399,307,346	$ 163,414,136
Germany [Member]
Geographical information
Non-current assets	15,800,000
Greenland [Member]
Geographical information
Non-current assets	311,543,060	107,856,418
Austria [Member]
Geographical information
Non-current assets	$ 71,964,286	$ 55,557,718